Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforward	$ 15,328,336	$ 16,681,908
Research and development tax credit carryforward	1,122,536	1,063,877
Stock-based compensation expense	1,877,284	1,808,509
Accrued salaries and directors’ fees	450,503	315,246
Depreciation	8,571	8,414
Total deferred tax assets	18,787,230	19,879,954
Deferred tax liabilities
Net deferred tax assets	18,787,230	19,879,954
Valuation allowance	(18,787,230)	(19,879,954)
Net deferred tax asset after reduction for valuation allowance	$ 0	$ 0